Earnings (loss) per share -Schedule of basic and diluted earnings per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit (loss) for the year, net	$ 269,535	$ 50,650	$ (102,749)
Weighted average number of ordinary shares	87,862,531	88,242,621	87,473,056
Basic earnings (loss) per share	$ 3.068	$ 0.574	$ (1.175)
Profit (loss) for the year, net	$ 269,535	$ 50,650	$ (102,749)
Weighted average number of ordinary shares	97,830,538	93,273,978	87,473,056
Diluted earnings (loss) per share	$ 2.755	$ 0.543	$ (1.175)